GROUP STRUCTURE (Details) - Discontinued operations [member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Revenue	$ 493
Cost of sales	(398)
Gross profit	95
Selling expenses	36
Administrative expenses	26
Other operating income	21
Other operating expenses	18
Reversal of property, plant and equipment impairment	16
Impairment of financial assets	(11)
Operating income	41
Gain on monetary position, net	120
Financial costs	106
Other financial results	8
Financial results, net	22
Profit before income tax	63
Income tax	138
Loss of the year from discontinued operations	(75)
Other comprehensive income
Exchange differences on translation	34
Exchange differences on translation (1)	30
Other comprehensive income of the year from discontinued operations	64
Total comprehensive loss of the year from discontinued operations	(11)
Total loss of the year from discontinued operations attributable to:
Owners of the company	(39)
Non - controlling interest	(36)
Total comprehensive loss of the year from discontinued operations attributable to:
Owners of the company	(9)
Non - controlling interest	(2)
Total comprehensive (loss) income of the year from discontinued operations attributable	$ (11)